Share Capital - Options, Additional information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | shares	525,138	449,248
Weighted average exercise price (in usd per share) | $ / shares	$ 18.00	$ 17.80
Expiration period	5 years
Total fair value of options on grant date	$ 3,400	$ 2,800
Share-based compensation	$ 9,218	$ 7,931
Weighted average
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price of options exercised (in usd per share) | $ / shares	$ 12.94	$ 12.44
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Share-based compensation	$ 1,574	$ 2,091